Taxes on Income (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current taxes		$ 251	$ 869	$ 145
Deferred taxes		47	45	22
Taxes in respect of prior years	[1]	(11)	271	93
Income taxes		$ 287	$ 1,185	$ 260

[1]	For 2022, included the settlement agreement related to surplus profit levy, as described above.